Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
CASH (USED) PROVIDED BY OPERATIONS
Net income (loss)	$ (15,815)	$ (405,017)		$ 56,836
Loss from discontinued operations	0	1,983		0
Depreciation and amortization	65,281	63,154	[1]	60,927	[1]
Goodwill and trademark impairment	0	181,884		0
Equity in (earnings) losses of investees	(258)	33,433		6,314
Loss on debt extinguishment	6,275	0		11,722
Deferred income taxes	(8,908)	92,547		(100,836)
Reserve for trade receivables	4,966	14,041		2,877
Reserve for grower receivables	61	933		32,967
Amortization of discount on Convertible Notes	10,968	9,715		8,606
Amortization of gain on shipping fleet sale	(13,914)	(14,349)		(14,131)
Stock-based compensation	5,897	8,193		10,042
Restructuring related asset impairments	0	4,883		0
Changes in current assets and liabilities:
Trade receivables	31,303	(37,098)		(11,022)
Other receivables	10,454	(2,175)		33,306
Inventories	3,770	15,302		(26,546)
Prepaid expenses and other current assets	(11,130)	(537)		(9,981)
Accounts payable and accrued liabilities	14,781	7,889		(18,617)
Other liabilities	(913)	31,325		2,995
Other	(11,339)	26,471		(6,501)
Operating cash flow	91,479	32,577		38,958
CASH (USED) PROVIDED BY INVESTING
Capital expenditures	(49,054)	(53,440)		(75,535)
Contribution to equity method investment	(18,422)	0		(4,845)
Net proceeds from sale of:
Equity method investments	3,396	3,142		3,307
Other long-term assets	9,777	4,993		3,512
Other, net	3,541	(2,334)		5,590
Investing cash flow	(50,762)	(47,639)		(67,971)
CASH (USED) PROVIDED BY FINANCING
Issuances of long-term debt	429,415	0		330,067
Repayments of long-term debt and capital lease obligations	413,190	16,768		400,333
Borrowings under the ABL Revolver	36,590	0		0
Repayments of the ABL Revolver	(36,590)	0		0
Borrowings under the Credit Facility Revolver	0	70,000		0
Repayments of the Credit Facility Revolver	(40,000)	(30,000)		0
Payments for debt modification and issuance costs	(13,951)	(2,405)		(5,026)
Payments of debt extinguishment costs	0	0		(6,915)
Financing cash flow	(37,726)	20,827		(82,207)
Increase (decrease) in cash and equivalents	2,991	5,765		(111,220)
Cash and equivalents, beginning of period	51,026	45,261		156,481
Cash and equivalents, end of period	$ 54,017	$ 51,026		$ 45,261

[1]	Depreciation and amortization allocations between segments for 2012 and 2011 have been revised. Consolidated totals and operating income by segment for both periods did not change.